Financial instruments and risks - Summary of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Total financial assets	$ 88,656	$ 138,190
Total financial liabilities	48,911	41,800
Financial liabilities at amortized cost
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	48,467	41,800
Financial liabilities at amortized cost | Accounts payable
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	5,220	5,391
Financial liabilities at amortized cost | Accrued expenses
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	13,217	17,808
Financial liabilities at amortized cost | Lease liabilities
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	16,793	18,601
Financial liabilities at amortized cost | Borrowings
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	13,237	0
Financial liabilities at amortized cost | Warrant obligations
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	444	0
Financial assets at amortized cost
Disclosure Of Financial Instruments [Line Items]
Total financial assets	88,656	138,190
Financial assets at amortized cost | Cash and cash equivalents
Disclosure Of Financial Instruments [Line Items]
Total financial assets	80,226	123,251
Financial assets at amortized cost | Accounts receivable
Disclosure Of Financial Instruments [Line Items]
Total financial assets	7,436	13,557
Financial assets at amortized cost | Other financial non-current assets
Disclosure Of Financial Instruments [Line Items]
Total financial assets	$ 994	$ 1,382